Average Annual Total Returns		12 Months Ended	34 Months Ended
	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2024
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		32.02%	16.29%
Performance Inception Date	Feb. 22, 2022
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		31.92%	16.18%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.03%	12.78%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	13.31%